Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2020
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A